Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($) payment	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) payment	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Accounts and notes receivable, net	$ 17,700,000		$ 17,700,000			$ 12,900,000
Allowance for doubtful accounts	3,799,000	$ 3,097,000	3,799,000	$ 3,097,000	$ 3,175,000	4,138,000	$ 3,022,000	$ 3,541,000
Provision for doubtful accounts	5,043,000	3,736,000	9,726,000	7,717,000
Cost method investments	600,000		600,000			400,000
Available for sale securities, fair value	5,681,000		5,681,000			47,538,000
Deferred financing costs	40,712,000		40,712,000			43,783,000
Amortization expenses included in interest expense			3,644,000	5,243,000
Sales commission included in accrued expenses and other liabilities	1,600,000		1,600,000			1,200,000
Other long-term obligations	9,000,000		9,000,000			6,600,000
Effective income tax rate reconciliation, share-based compensation, excess tax benefit, amount			0
Advertising expenses incurred	10,200,000	8,500,000	$ 21,100,000	17,000,000
Uncertain income tax position			50.00%
Intercompany translation gains (losses)	1,800,000	200,000	$ 2,500,000	4,900,000
Issued and unused letters of credit	8,700,000		$ 8,700,000			5,700,000
2GIG Sale
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels			34.00%
Supply agreement period			5 years
Vivint Sky Control Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels			65.00%
Interest Expense
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization expenses included in interest expense	2,900,000	$ 2,800,000	$ 5,900,000	$ 5,600,000
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			5 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years
Notes Payable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing costs	37,300,000		$ 37,300,000			39,400,000
Deferred financing cost, accumulated amortization	$ 40,400,000		$ 40,400,000			35,600,000
Estimated Life Of Subscriber Relationships
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization duration of costs period			15 years
Amortization percentage on subscriber contract costs over estimated useful life			240.00%
Period after declining balance method converts to straight-line			9 years
Vivint Flex Pay
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of payment options | payment	3		3
Amortization duration of costs period			15 years
Amortization percentage on subscriber contract costs over estimated useful life			240.00%
Period after declining balance method converts to straight-line			9 years
Installment loans available to qualified customers, maximum amount provided by third party	$ 4,000		$ 4,000
Vivint Flex Pay | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term			42 months
Vivint Flex Pay | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term			60 months
Line of Credit | Revolving Credit Facility
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing costs	3,407,000		$ 3,407,000			4,420,000
Deferred financing cost, accumulated amortization	7,900,000		7,900,000			6,900,000
Corporate securities
Basis Of Presentation And Significant Accounting Policies [Line Items]
Available for sale securities, fair value	$ 4,211,000		$ 4,211,000			$ 4,018,000